                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     S Squared Technology, LLC
Address:  515 Madison Avenue
          New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seymour L. Goldblatt
Title:   Managing Member
Phone:   212-421-2155

Signature, Place, and Date of Signing:

     /s/ Seymour L. Goldblatt            New York, New York     August 13, 2007
---------------------------------
        [Signature]

S Squared Technology, LLC (SEC File No. 801-63753), S Squared Capital II Management, LLC (SEC File No. 801-63785) and S Squared Technology Partners, L.P. (SEC. File No. 801-66022) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.] NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:                       2
                                                ----------

Form 13F Information Table Entry Total:                123
                                                ----------

Form 13F Information Table Value Total:         $1,359,819
                                                ----------
                                                (thousands)

List of Other  Included Managers:   S Squared Capital II Management, LLC
                                    S Squared Technology Partners, L.P.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management,  LLC
02 - S Squared  Technology  Partners,L.P.

                                    FORM 13F
Page 1 of 4 NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC   (SEC USE ONLY)

                                                                                  Item 6:
                                                                          Investment Discretion
                                                                        -----------------------
                                                                                (b)                                 Item 8:
                                               Item 4:                        Shared-            Item 7:       Voting Authority
                                                Fair        Item 5:              As             Managers           (Shares)
                         Item 2:   Item 3:     Market      Shares of          Defined     (c)      See   ---------------------------
        Item 1:         Title of   CUSIP       Value       Principal   (a)    in Instr.  Shared-  Instr.    (a)      (b)     (c)
    Name of Issuer       Class     Number    (x $1,000)     Amount     Sole       V      Other      V      Sole    Shared    None
--------------------------------  ---------  ----------   -----------  -----  ---------  -------  ----- ---------- -------  --------
ACCELRYS INC              COM     00430U103      5,545      881,512 SH            X                02      881,512
ACCENTURE LTD CL A        COM     G1150G111      8,913      207,800 SH            X                01      207,800
ADAMS RESPIRATORY
  THERAPEUTICS            COM     00635P107      7,299      185,300 SH            X                01      185,300
ADVANCED ANALOGIC TECH    COM     00752j108      8,560      882,500 SH            X                02      882,500
ALSIUS CORP DEL           COM     021211206      2,080      325,000 SH            X                02      325,000
AMICAS INC                COM     001712108      5,828    1,646,400 SH            X                02    1,646,400
ANALOG DEVICES INC        COM     032654105     15,805      419,900 SH            X                01      419,900
APPLIED MICRO CIRCUITS    COM     03822W109     10,574    4,229,600 SH            X                01    4,229,600
ARENA PHARMACEUTICALS     COM     040047102      2,506      228,000 SH            X                02      228,000
ARIBA                     COM     04033V203     13,136    1,325,500 SH            X                02    1,325,500
ASPEN TECHNOLOGY INC      COM     045327103      4,332      309,400 SH     X                               309,400
ATMEL CORP                COM     049513104      4,448      800,000 SH            X                01      800,000
AUTOBYTEL INC             COM     05275n106      6,389    1,503,300 SH            X                02    1,503,300
BEA SYS INC               COM     073325102     18,991    1,387,200 SH            X                01    1,387,200
BMC SOFTWARE INC          COM     055921100     69,654    2,298,800 SH            X                01    2,298,800
BORLAND SOFTWARE          COM     099849101     37,036    6,235,100 SH            X              01,02   6,235,100
BSQUARE CORP              COM     11776U102      6,114    1,024,100 SH            X                02    1,024,100
BUSINESS OBJECTS          ADR     12328X107     16,429      423,000 SH            X                01      423,000
CALIFORNIA MICRO
  DEVICES CORP            COM     130439102      5,201    1,284,100 SH            X                02    1,284,100
CALLIDUS SOFTWARE         COM     13123E500      6,277      775,000 SH            X                02      775,000
CAPELLA EDUCATION CO.     COM     139594105      6,412      139,300 SH            X                02      139,300
CITRIX SYS INC            COM     177376100      2,569       76,300 SH     X                                76,300
COGNIZANT TECHNOLOGY
 SOLUTIONS                COM     192446102     12,532      167,100 SH            X                01      167,100
COGNOS INC.               COM     19244C109     27,790      700,000 SH            X                01      700,000
COMPUTER TASK GROUP       COM     205477102      2,640      596,000 SH            X                01      596,000
COMPUWARE CORP            COM     205638109     17,949    1,513,400 SH            X                01    1,513,400
COMVERSE TECHNOLOGY INC   COM     205862402     35,170    1,686,800 SH            X                01    1,686,800
COREL CORP.               COM     21869X103      7,355      555,100 SH            X                02      555,100
DIGITAL RIV INC           COM     25388B104     23,507      519,500 SH            X                01      519,500
DIODES INC                COM     254543101     16,946      405,700 SH            X                01      405,700
DOT HILL SYS              COM     25848T109      4,408    1,224,400 SH            X                02    1,224,400
EARTHLINK INC             COM     270321102      3,482      466,100 SH            X                01      466,100
EFJ INC                   COM     26843B101      5,013      930,000 SH            X                02      930,000
ELECTRONIC ARTS           COM     285512109     15,379      325,000 SH            X                01      325,000
ELOYALTY CORP             COM     290151307     16,982      761,868 SH            X              01,02     761,868
EMKOR CORP                COM     290846104      8,148    1,495,000 SH            X                02    1,495,000
ENZON PHARMACEUTICALS     COM     293904108      3,415      435,000 SH            X                02      435,000
EPICOR SOFTWARE CORP      COM     29426L108      3,373      226,800 SH     X                               226,800
FAIR ISAAC CORPORATION    COM     303250104     10,030      250,000 SH            X                01      250,000
GETTY IMAGES INC.         COM     374276103     10,442      218,400 SH            X                01      218,400
HEALTHSOUTH CORP          COM     421924309      8,105      447,540 SH            X                01      447,540
HIMAX TECHNOLOGIES INC.   COM     43289P106      4,616      800,000 SH            X                02      800,000
I2 TECHNOLOGIES INC       COM     465754109      6,975      374,200 SH            X                02      374,200
IFLOW CORP                COM     449520303      3,181      190,000 SH            X                02      190,000
IKANOS COMMUNICATIONS     COM     45173E105      6,697      880,000 SH            X                02      880,000

COLUMN TOTAL                                   518,233



                                    FORM 13F
Page 2 of 4 NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC   (SEC USE ONLY)

                                                                               Item 6:
                                                                       Investment Discretion
                                                                       -----------------------
                                                                                 (b)                               Item 8:
                                               Item 4:                         Shared-         Item 7:        Voting Authority
                                                Fair        Item 5:              As            Managers            (Shares)
                         Item 2:   Item 3:     Market      Shares of           Defined    (c)    See     --------------------------
        Item 1:         Title of   CUSIP       Value       Principal   (a)    in Instr. Shared-  Instr      (a)     (b)      (c)
    Name of Issuer       Class     Number    (x $1,000)     Amount     Sole      V       Other    V        Sole   Shared     None
---------------------  --------- ---------   ----------   ---------   -----  ---------  -------  -----   --------  ------  --------
INFOCROSSING             COM     45664X109     18,136      981,900 SH             X                 02       981,900
INFORMATICA CORP         COM     45666Q102     33,809    2,289,000 SH             X                 01     2,289,000
INPUT OUTPUT INC         COM     457652105        390       25,000 SH             X                 02        25,000
INTEGRATED DEVICE TECH   COM     458118106     18,749    1,227,800 SH             X                 01     1,227,800
INTEGRATED SILIC SOLTN   COM     45812P107      5,692      903,500 SH             X                 02       903,500
INTL RECTIFIER CORP      COM     460254105     34,823      934,600 SH             X                 01       934,600
INTRAWARE INC            COM     46118M509         48       10,000 SH             X                 02        10,000
INVACARE CORP            COM     461203101     21,791    1,188,800 SH             X                 01     1,188,800
IXIA                     COM     45071R109     15,487    1,672,500 SH             X                 01     1,672,500
JUPITERMEDIA CORP        COM     48207D101     12,965    1,780,900 SH             X                 02     1,780,900
KEMET CORP               COM     488360108      5,783      820,300 SH             X                 01       820,300
KEYNOTE SYS INC          COM     493308100     14,166      863,800 SH             X                 02       863,800
KOSAN BIOSCIENCES        COM     50064W107      2,433      466,000 SH             X                 02       466,000
KULICKE & SOFFA          COM     501242101      1,507      150,000 SH             X                 02       150,000
LATTICE SEMICONDUCTOR    COM     518415104     13,330    2,330,400 SH             X                 01     2,330,400
LAWSON SOFTWARE INC      COM     52078P102     13,282    1,343,000 SH             X                 01     1,343,000
LINEAR TECHNOLOGY CORP   COM     535678106      9,045      250,000 SH             X                 01       250,000
LOOKSMART LTD            COM     543442503      7,500    1,923,140 SH             X                 02     1,923,140
LSI CORP                 COM     502161102      7,510    1,000,000 SH             X                 01     1,000,000
MARVELL TECH GROUP
 LTD ORD                 COM     G5876H105      9,269      509,010 SH             X                 01       509,010
MAXIM INTEGRATED         COM     57772K101     15,499      463,900 SH             X                 01       463,900
MEDICINES CO             COM     584688105     13,398      760,400 SH             X                 01       760,400
MERIX CORP               COM     590049102      4,753      602,400 SH             X                 02       602,400
MICRON TECHNOLOGY INC    COM     595112103     17,489    1,395,800 SH             X                 01     1,395,800
MINDSPEED TECHNOLOGIES   COM     602682106      4,144    1,875,000 SH             X                 02     1,875,000
MOLEX INC                COM     608554101     15,344      511,300 SH             X                 01       511,300
MONOGRAM BIOSCIENCES
 INC.                    COM     60975U108      2,535    1,500,000 SH             X                 02     1,500,000
MOTIVE INC               COM     61980V107      6,869    2,525,200 SH             X                 02     2,525,200
MSC.SOFTWARE             COM     553531104     28,800    2,130,200 SH             X                 01     2,130,200
NETLIST INC              COM     64118P109        287       82,000 SH             X                 02        82,000
NETWORK APPLIANCE        COM     64120L104      4,962      170,000 SH             X                 01       170,000
NEUSTAR INC              COM     64126X201     18,477      637,800 SH             X                 01       637,800
NORTHSTAR NEUROSCIENCE,
  INC                    COM     66704V101      2,476      212,900 SH             X                 02       212,900
NOVELL INC               COM     670006105     10,881    1,396,800 SH             X                 01     1,396,800
O2 MICRO INTERNATIONAL   ADR     G6797E106     11,198    1,011,100 SH             X                 02     1,011,100
OPENWAVE SYS INC         COM     683718308     26,618    4,252,000 SH             X                 01     4,252,000
OPNET TECHNOLOGIES       COM     683757108     13,421    1,166,000 SH             X                 02     1,166,000
PHOTON DYNAMICS          COM     719364101      3,106      285,000 SH             X                 02       285,000
PLATO LEARNING INC       COM     72764Y100      5,574    1,211,800 SH             X                 02     1,211,800
POWERWAVE TECHNOLOGIES   COM     739363109     37,885    5,654,500 SH             X                 01     5,654,500
PRESSTEK INC             COM     741113104      6,280      786,000 SH             X                 02       786,000
QIMONDA AG               COM     746904101     20,121    1,302,300 SH             X                 01     1,302,300
QLOGIC CORP              COM     747277101      5,569      334,500 SH             X                 01       334,500
QUANTUM CORP - DLT &
 STORAGE SYS             COM     747906204      6,213    1,960,000 SH             X                 02     1,960,000
QUEST SOFTWARE INC       COM     74834T103     16,456    1,016,400 SH             X                 01     1,061,400

COLUMN TOTAL                                  544,070


                                    FORM 13F
Page 3 of 4 NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC   (SEC USE ONLY)

                                                                                                                       Item 6:
                                                                                 Item 6:                               Voting
                                               Item 4:                    Investment Discretion                      Authority
                                                Fair        Item 5:   ----------------------------   Item 7:          (Shares)
                           Item 2:  Item 3:    Market      Shares of          (b) Shared-   (c)     Managers  ---------------------
    Item 1:               Title of  CUSIP      Value       Principal (a)      As Defined  Shared-    See        (a)      (b)    (c)
 Name of Issuer            Class   Number    (x $1,000)     Amount   Sole     in Instr.V  Other    Inst.V      Sole     Shared None
------------------------- ------- ---------  ---------- ------------ -------- ----------  -------- ------    --------   ------ ----
QUOVADX INC.                COM   74913K106    5,451    1,741,600 SH           X                      02      1,741,600
RADWARE, LTD                COM   IL0010834    6,620      445,000 SH           X                      02        445,000
RIGHTNOW TECHNOLOGIES
  INC                       COM   76657R106    6,909      421,000 SH           X                      02        421,000
RIVERSTONE NETWORKS         COM   769320102      490    8,160,250 SH           X                    01,02     8,160,250
SAPIENT CORP                COM   803062108    2,653      343,200 SH    X                                       343,200
SCOPUS VIDEO NETWORKS       COM   M8260H106    4,505      901,000 SH           X                       02       901,000
SIRENZA MICRODEVICES
   INC                      COM   82966t106    7,419      625,000 SH           X                       02       625,000
SONIC SOLUTIONS             COM   835460106    9,886      784,000 SH           X                    01,02       784,000
SPANSION INC                COM   84649R101   27,879    2,511,600 SH    X                                     2,511,600
SUN MICROSYSTEMS
  INC                       COM   866810104   15,648    2,975,000 SH           X                    01        2,975,000
SUPERTEX INC                COM   868532102    3,604      115,000 SH           X                    02          115,000
SYMMETRICOM                 COM   871543104    7,481      890,600 SH           X                    02          890,600
TALEO CORP                  COM   87424N104    5,536      245,700 SH           X                    02          245,700
TELLABS INC                 COM   879664100   15,239    1,416,300 SH           X                    01        1,416,300
TNS INC                     COM   872960109   11,675      810,200 SH           X                    02          810,200
TRX INC                     COM   898452107    5,916    1,771,300 SH           X                    02        1,771,300
TTI TEAM TELECOM
  LTD (restrict)            COM   M88258104    2,618      909,091 SH           X                    02          909,091
TUMBLEWEED COMMUNICTNS
  CORP                      COM   899690101    4,087    1,615,600 SH           X                    02        1,615,600
ULTICOM                     COM   903844108    7,789      885,100 SH           X                    02          885,100
VALEANT PHARMACEUTICALS
  INTL                      COM   91911X104   15,104      905,000 SH           X                    01          905,000
VARIAN MEDICAL SYSTEMS
  INC.                      COM   92220P105   13,658      321,300 SH           X                    01          321,300
VERISIGN INC                COM   92343E102   15,449      486,900 SH           X                    01          486,900
VIACELL INC                 COM   92554J105    4,385      793,000 SH           X                    02          793,000
VIRAGE LOGIC CORP           COM   92763R104    5,229      712,400 SH           X                    02          712,400
WEB.COM IN COMMON           COM   94732Q100    5,604      888,100 SH           X                    02          888,100
WEBSENSE INC                COM   947684106    1,400       65,900 SH    X                                        65,900
WESTERN DIGITAL
  CORP                      COM   958102105   29,522    1,525,700 SH           X                    01        1,525,700
WIND RIVER SYSTEMS
  INC                       COM   973149107   46,310    4,210,000 SH           X                    01        4,210,000
ZARLINK SEMICONDUCTOR
  INC                       COM   989139100    3,001    1,658,200 SH           X                    02        1,658,200
ZHONE TECHNOLOGIES INC      COM   98950P108    4,734    3,298,674 SH           X                    02        3,298,674
ACUSPHERE INC CONVERTIBLE
   PREF                     PFD   00511R862    1,302       70,000 SH           X                    02           70,000
ELOYALTY CORP SERIES B
  CONV                      PFD   290152990      115       22,475 SH    X                                        22,475

COLUMN TOTAL                                 297,218


                                    FORM 13F
Page 4 of 4 NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC   (SEC USE ONLY)

                                                                                                                 Item 8:
                                                                          Item 6:                                Voting
   Item 1:                               Item 4:                   Investment Discretion                        Authority
Name of Issuer                             Fair      Item 5:   -----------------------------    Item 7:         (Shares)
  S Squared         Item 2:   Item 3:     Market    Shares of           (b) Shared-    (c)     Managers    ----------------------
Technology, LLC    Title of   CUSIP       Value     Principal            As Defined   Shared-  See Instr.   (a)     (b)       (c)
Additions to 13F    Class     Number    (x $1,000)   Amount    (a) Sole  in Instr. V   Other       V        Sole    Shared   None
-----------------  --------  ---------  ----------  ---------  --------  -----------  ------   ----------  -------  ------  ------
ULTIMATE SOFTWARE
  GROUP             COM      90385D107         298  10,300 SH                X                      02      10,300
COLUMN TOTAL                                   298

GRAND TOTAL                              1,359,819
